Property, plant and equipment (Details Narrative) - INR (₨)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	₨ 50,557,000	₨ 40,771,000	₨ 20,336,000
Fair value of the property	40,310,000
Refundable security deposits	720,000
Vehicles held under vehicle loan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	7,614,000	14,755,000
2016 stock option and incentive plan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	3,737,000	38,831,000
Gross carrying amount [member] | Vehicles held under vehicle loan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	28,083,000	65,291,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	₨ 25,626,000	₨ 26,460,000